November 3, 2014

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:           BBH Trust (the “Trust”):
BBH Money Market Fund
File Nos. 811-21829 and 333-129342

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, (the “1933 Act”), the Trust hereby certifies that the form of the Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from those contained in Post-Effective Amendment No. 44 to the Trust’s Registration Statement on Form N-1A, filed electronically on October 28, 2014.

If you have any questions concerning this filing, please call the undersigned at 617-772-1616.

/s/Suzan Barron
Suzan Barron
Secretary of the Trust